Financial Instruments and Risk Management (Fair Value for Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 3,265.2	$ 3,320.3
Financial liabilities	(662.9)	(639.1)
Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	7.8	35.7
Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	(5.3)	5.5
Fair value through profit or loss | Share Purchase Warrants [Member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	(0.1)
Fair value through profit or loss | Share Purchase Warrants [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	0.0
Fair value through profit or loss | Currency Derivative Instruments [Member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	0.0
Fair value through profit or loss | Currency Derivative Instruments [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(0.1)	0.0
Fair value through profit or loss | Gold Options [Member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Fair value through profit or loss | Gold Options [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.5
Fair value through OCI | Currency Derivative Instruments [Member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	0.0
Fair value through OCI | Currency Derivative Instruments [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(4.7)	0.0
Fair value through OCI | Fuel Options [Member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	0.0
Fair value through OCI | Fuel Options [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(0.5)	0.0
Fair value through OCI | Trading securities [member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	7.8	35.8
Fair value through OCI | Trading securities [member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Fair value through OCI | Currency Hedging Derivative Instruments [Member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Fair value through OCI | Currency Hedging Derivative Instruments [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 0.0	$ 5.0